Document and Entity Information	Feb. 28, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	May 01, 2018